United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 9/30/16

Date of Reporting Period: Quarter ended 12/31/15

Item 1. Schedule of Investments

Federated Prudent DollarBear Fund
Portfolio of Investments
December 31, 2015 (unaudited)
Shares or Foreign Currency Par Amount			Value in U.S. Dollars
		COMMON STOCKS—1.5%
		Metals & Mining—1.5%
12,115		Agnico Eagle Mines Ltd.	$318,424
7,114	[1]	AuRico Metals, Inc.	3,085
4,800		Franco-Nevada Corp.	219,600
11,000		Osisko Gold Royalties Ltd.	108,672
38,900	[1]	SEMAFO, Inc.	98,676
27,100	[1]	Stillwater Mining Co.	232,247
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,045,555)	980,704
		FOREIGN GOVERNMENTS/AGENCIES—49.9%
		Sovereign—45.6%
3,600,000	[2]	Canada, Government of, Unsecd. Note, 0.00%, 3/10/2016	2,599,248
4,000,000	[2]	Canada, Government of, Unsecd. Note, 0.00%, 5/19/2016	2,885,163
1,000,000	[2]	Italy, Government of, 0.00%, 4/29/2016	1,086,756
2,500,000	[2]	Italy, Government of, 0.00%, 8/30/2016	2,717,324
430,000,000	[2]	Japan, Government of, 0.00%, 1/20/2016	3,577,470
50,000,000	[2]	Japan, Government of, 0.00%, 3/28/2016	416,008
430,000,000	[2]	Japan, Government of, Sr. Unsecd. Note, 0.00%, 6/20/2016	3,577,634
3,300,000	[2]	Singapore, Government of, Unsecd. Note, 0.00%, 3/1/2016	2,324,905
9,000,000	[2]	Sweden, Government of, 0.00%, 6/15/2016	1,068,567
2,000,000	[2]	United Kingdom, Government of, 0.00%, 4/25/2016	2,944,475
2,000,000	[2]	United Kingdom, Government of, Unsecd. Note, 0.00%, 2/1/2016	2,947,571
2,000,000	[2]	United Kingdom, Government of, Unsecd. Note, 0.00%, 5/16/2016	2,943,084
		TOTAL	29,088,204
		State/Provincial—4.3%
3,700,000		New S Wales Treasury Corp., Sr. Unsecd. Note, Series 16, 6.00%, 4/1/2016	2,720,881
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $32,295,354)	31,809,086
		CLOSED-END INVESTMENT COMPANY—2.0%
128,400		Central Fund of Canada Ltd. (IDENTIFIED COST $576,516)	1,282,716
		INVESTMENT COMPANY—42.7%
27,271,190	[3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.27%[4] (AT NET ASSET VALUE)	27,271,190
		TOTAL INVESTMENTS—96.1% (IDENTIFIED COST $61,188,615)[5]	61,343,696
		OTHER ASSETS AND LIABILITIES—NET—3.9%[6]	2,461,304
		TOTAL NET ASSETS—100%	$63,805,000

At December 31, 2015, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
5/23/2016	JPMorgan	25,700,000 EUR	$28,109,429	$(64,237)
Contracts Sold:
5/23/2016	JPMorgan	3,800,000 AUD	328,646,382 JPY	$(4,299)
5/23/2016	JPMorgan	3,300,000 SGD	286,673,310 JPY	$77,864
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$9,328
Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,368,079 and $1,441,430, respectively. This is based on amounts held as of each month-end throughout the three-month fiscal period.
1	Non-income-producing security.
2	Zero coupon bond.
3	Affiliated holding.
4	7-day net yield.
5	At December 31, 2015, the cost of investments for federal tax purposes was $61,188,615. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; and (b) outstanding foreign currency commitments was $155,081. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,083,155 and net unrealized depreciation from investments for those securities having an excess of cost over value of $928,074.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including, but not limited to, industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2015, in valuing the Fund's assets carried at fair value.
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$232,247	$—	$—	$232,247
International	748,457	—	—	748,457
Debt Securities:
Foreign Governments/Agencies	—	31,809,086	—	31,809,086
Closed-End Investment Company	1,282,716	—	—	1,282,716
Investment Company	27,271,190	—	—	27,271,190
TOTAL SECURITIES	$29,534,610	$31,809,086	$—	$61,343,696
Other Financial Instruments:[1]
Assets	$77,864	$—	$—	$77,864
Liabilities	(68,536)	—	—	(68,536)
TOTAL OTHER FINANCIAL INSTRUMENTS	$9,328	$—	$—	$9,328
1	Other Financial Instruments include foreign exchange contracts.

The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
EUR	—Euro
JPY	—Japanese Yen
SGD	—Singapore Dollar
4

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date February 22, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2016